SHORT-TERM BANK LOANS	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 9 – SHORT-TERM BANK LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2024	December 31, 2023
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	627,922	627,881
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	270,826	297,203
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	126,486	126,477
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	154,926	154,915
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	381,229	381,204

			Total:	1,561,389	1,587,680

The bank loans were primarily obtained for general working capital.

As of June 30, 2024 and December 31, 2023, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. Due to the repayment on demand clause, such amount of bank loans were classified as current liabilities. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate for the six months ended June 30, 2024 was 3.375% to 3.500% per annum. The effective interest rate for the six months ended June 30, 2023 was ranged from 3.375% to 3.500% per annum. All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in March 2029, May 2029, December 2030, May 2031, and May 2032, respectively.

Interest expense on the bank loans totaled $28,448 and $27,274 during the six months ended June 30, 2024 and 2023, respectively.